UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report
April 30, 2024

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund
Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	4.42%
Daily Money Class	4.67%
Advisor C Class	3.92%
Fidelity® Treasury Money Market Fund	4.95%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2024, the most recent period shown in the table, would have been 4.41% for Capital Reserves Class, 4.66% for Daily Money Class, 3.90% for Advisor C Class, and 5.02% for Fidelity® Treasury Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	58.5
8 - 30	10.7
31 - 60	7.0
61 - 90	6.4
91 - 180	10.6
> 180	6.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity® Treasury Money Market Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
U.S. Treasury Debt - 52.4%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 52.4%
U.S. Treasury Bills
5/2/24 to 12/26/24	4.94 to 5.51	17,824,664	17,651,426
U.S. Treasury Notes
5/15/24 to 4/30/26 (c)	4.80 to 5.57	6,719,059	6,663,772

TOTAL U.S. TREASURY DEBT (Cost $24,315,198)			24,315,198

U.S. Treasury Repurchase Agreement - 49.2%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.31% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations) #	50,007	50,000
5.32% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations) #	1,110,258	1,110,094
With:
ABN AMRO Bank NV at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $64,768,449, 0.38% - 2.25%, 7/31/27 - 8/15/49)	63,009	63,000
Barclays Bank PLC at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $300,944,449, 1.25% - 4.75%, 7/31/25 - 11/30/26)	295,044	295,000
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $152,902,562, 2.13% - 2.75%, 9/30/24 - 2/15/28)	149,927	149,000
BMO Capital Markets Corp. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $21,451,198, 0.25% - 4.75%, 9/30/24 - 11/15/53)	21,022	21,000
BMO Harris Bank NA at:
5.31%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $21,439,009, 0.00%, 5/14/24 - 6/20/24)	21,022	21,000
5.32%, dated 4/17/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $21,464,379, 0.00%, 6/20/24)	21,081	21,000
BNP Paribas, SA at:
5.35%, dated:
2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $219,789,698, 0.00% - 5.57%, 5/9/24 - 2/15/54) (c)(d)(e)	216,355	213,000
3/1/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $177,035,065, 0.00% - 6.25%, 5/15/24 - 2/15/54) (c)(d)(e)	174,863	172,000
3/8/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $65,805,579, 0.00% - 5.57%, 10/17/24 - 2/15/53) (c)(d)(e)	65,027	64,000
3/11/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $303,178,322, 0.38% - 5.57%, 9/30/24 - 2/15/54) (c)(d)(e)	299,647	295,000
4/3/24 due 5/3/24 (Collateralized by U.S. Treasury Obligations valued at $142,568,604, 0.00% - 5.57%, 5/30/24 - 2/15/54)	139,620	139,000
5.36%, dated:
2/14/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $351,190,378, 0.00% - 5.57%, 5/16/24 - 2/15/54) (c)(d)(e)	346,125	340,000
2/16/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $88,880,679, 0.00% - 5.49%, 7/30/24 - 8/15/52) (c)(d)(e)	87,562	86,000
2/20/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $87,709,875, 0.63% - 5.57%, 1/31/25 - 11/15/53) (c)(d)(e)	86,582	85,000
BofA Securities, Inc. at:
5.32%, dated 4/1/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $16,392,371, 5.50%, 10/31/25)	16,215	16,000
5.33%, dated:
2/5/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $21,692,835, 5.48%, 4/30/26)	21,283	21,000
4/2/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $35,853,307, 2.00%, 5/31/24)	35,472	35,000
5.34%, dated 2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $21,617,012, 0.25%, 7/31/25)	21,280	21,000
5.35%, dated 4/25/24 due 7/25/24 (Collateralized by U.S. Treasury Obligations valued at $54,108,244, 2.50% - 5.50%, 5/31/24 - 10/31/25) (c)(d)(e)	53,717	53,000
CIBC Bank U.S.A. at:
5.32%, dated:
3/27/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $15,380,090, 0.38% - 4.88%, 5/31/24 - 11/15/53)	15,080	15,000
4/15/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $28,628,894, 0.00% - 4.88%, 7/31/24 - 8/15/51)	28,124	28,000
4/18/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $42,926,877, 0.38% - 4.88%, 2/28/25 - 8/15/51)	42,205	42,000
4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $28,569,224, 0.75% - 4.88%, 7/31/24 - 11/15/50)	28,248	28,000
5.33%, dated 4/5/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $17,414,068, 0.38% - 4.75%, 7/31/24 - 11/15/53)	17,121	17,000
Credit AG at 5.33%, dated 4/24/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $50,128,088, 2.25% - 6.88%, 8/15/25 - 8/15/46)	49,152	49,000
Federal Reserve Bank of New York at 5.3%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $12,180,793,058, 0.63% - 2.75%, 5/15/25 - 5/15/31)	12,180,793	12,179,000
FICC ACAFB Repo Program at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $129,687,266, 4.13%, 8/15/53)	126,019	126,000
Ficc Citi Gc Repo (GOV) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $42,846,410, 0.00% - 6.75%, 5/14/24 - 2/15/54)	42,006	42,000
Ficc Nomura Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $214,231,698, 0.00% - 1.88%, 5/21/24 - 7/31/26)	210,031	210,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $408,060,233, 1.38% - 5.53%, 1/31/25 - 8/15/52)	400,059	400,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,572,840,045, 3.88% - 4.00%, 12/31/27 - 6/30/28)	1,542,228	1,542,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,180,385,152, 1.00% - 4.88%, 7/31/28 - 4/30/29)	1,157,171	1,157,000
Goldman Sachs & Co. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $73,450,874, 0.38%, 7/31/27)	72,011	72,000
5.33%, dated 4/29/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $21,426,405, 0.63%, 5/15/30)	21,022	21,000
HSBC Securities, Inc. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $84,747,622, 1.50% - 4.25%, 11/30/24 - 11/15/27)	83,086	83,000
ING Financial Markets LLC at:
5.32%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $17,342,579, 0.38% - 4.75%, 1/31/26 - 8/15/50)	17,018	17,000
5.33%, dated:
4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $4,083,634, 1.13% - 4.88%, 2/15/26 - 11/15/52)	4,004	4,000
4/26/24 due 5/3/24 (Collateralized by U.S. Treasury Obligations valued at $17,359,197, 0.00% - 4.75%, 5/14/24 - 11/15/53)	17,018	17,000
4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $21,437,856, 0.00%, 7/5/24)	21,003	21,000
5.34%, dated 3/21/24 due:
5/1/24 (Collateralized by U.S. Treasury Obligations valued at $440,253,541, 0.00% - 5.00%, 5/14/24 - 11/15/53)	431,609	429,000
5/2/24 (Collateralized by U.S. Treasury Obligations valued at $440,241,299, 0.00% - 5.00%, 5/14/24 - 11/15/53)	431,673	429,000
J.P. Morgan Securities, LLC at 5.34%, dated 4/25/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $421,634,483, 0.00% - 7.63%, 5/2/24 - 2/15/25) (c)(d)(e)	415,022	413,000
Lloyds Bank Corp. Markets PLC at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $95,970,497, 1.38% - 4.63%, 9/15/26 - 10/31/28)	94,097	94,000
Lloyds Bank PLC at:
5.39%, dated:
2/20/24 due 5/20/24 (Collateralized by U.S. Treasury Obligations valued at $20,656,495, 2.25% - 4.13%, 2/15/27 - 7/31/28)	20,270	20,000
2/26/24 due 5/28/24 (Collateralized by U.S. Treasury Obligations valued at $27,860,667, 2.25% - 4.13%, 2/15/27 - 7/31/28)	27,372	27,000
3/20/24 due 6/20/24 (Collateralized by U.S. Treasury Obligations valued at $35,929,357, 2.25% - 2.50%, 1/31/25 - 8/15/27)	35,482	35,000
5.4%, dated 2/29/24 due 5/31/24 (Collateralized by U.S. Treasury Obligations valued at $19,577,137, 2.25%, 2/15/27 - 8/15/27)	19,262	19,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $55,414,980, 0.00% - 4.50%, 5/30/24 - 5/15/52)	54,673	54,000
Mizuho Bank, Ltd. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $107,161,765, 1.63%, 5/15/31)	105,016	105,000
MUFG Securities (Canada), Ltd. at:
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $21,577,788, 0.00% - 4.75%, 10/17/24 - 2/15/54)	21,131	21,000
5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $41,153,612, 0.50% - 5.00%, 1/15/25 - 2/15/54)	40,498	40,000
MUFG Securities EMEA PLC at 5.32%, dated 4/30/24 due:
5/1/24 (Collateralized by U.S. Treasury Obligations valued at $96,895,553, 1.75% - 4.63%, 3/15/25 - 4/30/29)	95,014	95,000
5/7/24 (Collateralized by U.S. Treasury Obligations valued at $173,455,791, 0.88%, 6/30/26)	170,377	170,000
Natixis SA at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $42,888,339, 0.38% - 4.63%, 8/15/25 - 8/15/49)	42,006	42,000
5.33%, dated 4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $86,733,656, 0.00% - 5.00%, 5/16/24 - 11/15/53)	85,529	85,000
NatWest Markets Securities, Inc. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $21,423,206, 4.25% - 6.88%, 8/15/25 - 11/15/40)	21,003	21,000
5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $106,189,784, 4.13% - 4.38%, 11/30/28 - 3/31/29)	104,108	104,000
Norinchukin Bank at:
5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $10,201,532, 0.00%, 5/15/32)	10,001	10,000
5.34%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $40,800,038, 0.00%, 5/15/32)	40,042	40,000
RBC Dominion Securities at 5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $173,434,122, 0.25% - 6.00%, 7/15/24 - 8/15/53)	170,051	169,000
SMBC Nikko Securities America, Inc. at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $765,127,368, 0.00% - 6.50%, 5/15/24 - 2/15/54)	750,111	750,000
Societe Generale at:
5.32%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $129,654,914, 0.00% - 0.63%, 6/6/24 - 8/15/30)	127,131	127,000
5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $83,652,448, 3.75%, 11/15/43)	82,085	82,000
Sumitomo Mitsui Trust Bank Ltd. at 5.4%, dated 4/24/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $9,265,314, 1.63% - 4.38%, 8/31/28 - 8/15/29)	9,019	9,000
TD Securities (U.S.A.) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $83,652,392, 2.75% - 4.88%, 4/15/26 - 10/31/30)	82,012	82,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $22,812,094)		22,812,094

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $47,127,292)	47,127,292
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(734,313)
NET ASSETS - 100.0%	46,392,979

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$50,000,000 due 5/01/24 at 5.31%
Credit Agricole CIB New York Branch	2,938
HSBC Securities (USA), Inc.	55
ING Financial Markets LLC	1,891
JP Morgan Securities LLC	45,116
50,000
$1,110,094,000 due 5/01/24 at 5.32%
Bank of Nova Scotia	49,478
BofA Securities, Inc.	2,886
Citigroup Global Markets, Inc.	156,682
Credit Agricole CIB New York Branch	235,438
HSBC Securities (USA), Inc.	82,464
ING Financial Markets LLC	25,216
JP Morgan Securities LLC	274,193
Mizuho Securities USA, Inc.	84,046
Nomura Securities International	35,047
Royal Bank of Canada	33,622
Societe Generale	373
Sumitomo Mitsui Banking Corp. NY	130,649
1,110,094
Fidelity® Treasury Money Market Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,812,094) - See accompanying schedule Unaffiliated issuers (cost $47,127,292):		$47,127,292
Cash		242,001
Receivable for fund shares sold		376,230
Interest receivable		43,073
Prepaid expenses		12
Receivable from investment adviser for expense reductions		87
Other receivables		443
Total assets		47,789,138
Liabilities
Payable for investments purchased	$697,204
Payable for fund shares redeemed	629,234
Distributions payable	50,808
Accrued management fee	9,823
Distribution and service plan fees payable	1,607
Other affiliated payables	6,537
Other payables and accrued expenses	946
Total liabilities		1,396,159
Net Assets		$46,392,979
Net Assets consist of:
Paid in capital		$46,393,061
Total accumulated earnings (loss)		(82)
Net Assets		$46,392,979

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($2,070,535 ÷ 2,069,715 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($3,121,222 ÷ 3,120,768 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($87,313 ÷ 87,297 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($41,113,909 ÷ 41,113,964 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Interest		$1,235,402
Expenses
Management fee	$57,545
Transfer agent fees	36,832
Distribution and service plan fees	9,254
Accounting fees and expenses	917
Custodian fees and expenses	116
Independent trustees' fees and expenses	66
Registration fees	1,759
Audit	24
Legal	30
Miscellaneous	52
Total expenses before reductions	106,595
Expense reductions	(471)
Total expenses after reductions		106,124
Net Investment income (loss)		1,129,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10
Total net realized gain (loss)		10
Net increase in net assets resulting from operations		$1,129,288
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,129,278	$1,742,088
Net realized gain (loss)	10	6
Net increase in net assets resulting from operations	1,129,288	1,742,094
Distributions to shareholders	(1,129,222)	(1,742,050)

Share transactions - net increase (decrease)	2,382,856	11,062,345
Total increase (decrease) in net assets	2,382,922	11,062,389

Net Assets
Beginning of period	44,010,057	32,947,668
End of period	$46,392,979	$44,010,057

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.039	.005	- B	.003	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.022	.039	.005	- B	.003	.014
Distributions from net investment income	(.022)	(.039)	(.005)	- B	(.003)	(.014)
Total distributions	(.022)	(.039)	(.005)	- B	(.003)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.23%	3.96%	.50%	.01%	.27%	1.41%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.97% G,H	.97%	.96%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95 % G,H	.95%	.52%	.08%	.49%	.94%
Expenses net of all reductions	.95% G,H	.95%	.52%	.08%	.49%	.94%
Net investment income (loss)	4.44% G,H	3.93%	.46%	.01%	.17%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$2,071	$1,844	$1,487	$1,486	$1,320	$1,407

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.041	.006	- B	.004	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.041	.006	- B	.004	.017
Distributions from net investment income	(.023)	(.041)	(.006)	- B	(.004)	(.017)
Total distributions	(.023)	(.041)	(.006)	- B	(.004)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.36%	4.22%	.61%	.01%	.36%	1.66%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G,H	.72%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70 % G,H	.70%	.42%	.08%	.40%	.69%
Expenses net of all reductions	.70% G,H	.70%	.42%	.08%	.40%	.69%
Net investment income (loss)	4.69% G,H	4.18%	.56%	.01%	.25%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$3,121	$2,950	$1,921	$1,827	$2,194	$1,934

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.034	.003	- B	.001	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.034	.003	- B	.001	.009
Distributions from net investment income	(.020)	(.034)	(.003)	- B	(.001)	(.009)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.020)	(.034)	(.003)	- B	(.001)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.98%	3.44%	.32%	.01%	.09%	.91%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.47% H,I	1.47%	1.46%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.45 % H,I	1.45%	.81%	.08%	.57%	1.44%
Expenses net of all reductions	1.45% H,I	1.45%	.81%	.08%	.57%	1.43%
Net investment income (loss)	3.94% H,I	3.43%	.17%	.01%	.08%	.90%
Supplemental Data
Net assets, end of period (in millions)	$87	$105	$122	$77	$119	$72

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

Fidelity® Treasury Money Market Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.044	.007	- B	.005	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.044	.007	- B	.005	.019
Distributions from net investment income	(.025)	(.044)	(.007)	- B	(.005)	(.019)
Total distributions	(.025)	(.044)	(.007)	- B	(.005)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.50%	4.51%	.75%	.01%	.47%	1.95%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G,H	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G,H	.42%	.28%	.08%	.29%	.41%
Expenses net of all reductions	.42% G,H	.42%	.28%	.08%	.29%	.41%
Net investment income (loss)	4.96% G,H	4.46%	.70%	.01%	.36%	1.93%
Supplemental Data
Net assets, end of period (in millions)	$41,114	$39,111	$29,418	$30,315	$25,111	$14,992

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	2.85%
Daily Money Class	3.10%
Fidelity® Tax-Exempt Money Market Fund	3.38%
Premium Class	3.50%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2024, the most recent period shown in the table, would have been 2.83% for Capital Reserves Class, 3.08% for Daily Money Class, 3.33% for Fidelity® Tax-Exempt Money Market Fund, and 3.44% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	74.1
8 - 30	2.2
31 - 60	8.9
61 - 90	2.2
91 - 180	5.7
> 180	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Variable Rate Demand Note - 43.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 3.6% 5/1/24, VRDN (b)	2,000	2,000
Alaska - 0.6%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 3.85% 5/7/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	16,500	16,500
Series 1994 C, 4.05% 5/7/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,000	4,000
TOTAL ALASKA		20,500
Arizona - 1.5%
Arizona St Indl. Dev. Auth. Multi:
(67 Flats Proj.) Series 2023 A, 3.85% 5/7/24, LOC Barclays Bank PLC, VRDN (b)	3,145	3,145
(Juniper Square Proj.) Series 2023 A, 3.85% 5/7/24, LOC Barclays Bank PLC, VRDN (b)	2,260	2,260
Maricopa County Indl. Dev. Auth. Series 2024 C, 3.77% 5/7/24, LOC Royal Bank of Canada, VRDN (b)	8,300	8,300
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.1% 5/7/24, VRDN (b)	15,825	15,825
Series 2009 B, 4.1% 5/7/24, VRDN (b)	500	500
Series 2009 C, 3.9% 5/7/24, VRDN (b)	8,000	8,000
Maricopa County Rev. Series 2023 B, 3.72% 5/7/24, VRDN (b)	10,750	10,750
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3.99% 5/7/24, LOC Bank of America NA, VRDN (b)	3,400	3,400
TOTAL ARIZONA		52,180
Colorado - 0.9%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 3.75% 5/7/24, VRDN (b)	25,000	25,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B1, 3.8% 5/7/24, VRDN (b)	6,800	6,800
TOTAL COLORADO		31,800
Connecticut - 2.0%
Connecticut Gen. Oblig. Series 2016 C, 3.88% 5/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	40,310	40,310
Connecticut Health & Edl. Facilities Auth. Rev. (Trinity College Proj.) Series L, 3.75% 5/7/24, LOC JPMorgan Chase Bank, VRDN (b)	7,470	7,470
Connecticut Hsg. Fin. Auth.:
Series 2012 C2, 3.77% 5/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	10,000	10,000
Series 2018 A3, 3.74% 5/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	900	900
Series 2018 E2, 3.74% 5/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	8,860	8,860
TOTAL CONNECTICUT		67,540
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.97% 5/7/24, VRDN (b)	2,300	2,300
Series 1999 A, 3.95% 5/7/24, VRDN (b)	3,500	3,500
TOTAL DELAWARE		5,800
Florida - 1.9%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 4% 5/7/24, VRDN (b)	4,000	4,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.75% 5/7/24, VRDN (b)	9,240	9,240
Series 2021 D:
3.67% 5/7/24, VRDN (b)	15,300	15,300
3.7% 5/7/24, VRDN (b)	16,000	16,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.97% 5/7/24, VRDN (b)	8,800	8,800
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 3.8% 5/7/24, VRDN (b)	5,750	5,750
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.97% 5/7/24, VRDN (b)	2,700	2,700
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.8% 5/7/24, LOC Northern Trust Co., VRDN (b)	2,700	2,700
TOTAL FLORIDA		64,490
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.65% 5/1/24, VRDN (b)	9,350	9,350
Series 2018, 3.75% 5/1/24, VRDN (b)	13,600	13,600
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 3.7% 5/1/24, VRDN (b)	1,000	1,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 3.65% 5/1/24, VRDN (b)	4,000	4,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 3.7% 5/1/24, VRDN (b)	7,100	7,100
Series 2008, 3.7% 5/1/24, VRDN (b)	11,450	11,450
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.85% 5/7/24, VRDN (b)	1,600	1,600
Series 2002 V1, 3.8% 5/7/24, VRDN (b)	2,200	2,200
TOTAL GEORGIA		50,300
Illinois - 1.6%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.95% 5/7/24, LOC Northern Trust Co., VRDN (b)	2,000	2,000
Illinois Fin. Auth.:
Series 2021 C, 3.8% 5/7/24, LOC Barclays Bank PLC, VRDN (b)	11,900	11,900
Series 2021 D, 3.7% 5/7/24, VRDN (b)	7,500	7,500
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.78% 5/7/24, LOC PNC Bank NA, VRDN (b)	7,250	7,250
(Latin School Proj.) Series 2005 B, 3.82% 5/7/24, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
Series 2011 B, 3.7% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,500	6,500
Series 2012 G, 3.78% 5/7/24, LOC Bank of Montreal, VRDN (b)	15,480	15,480
TOTAL ILLINOIS		52,830
Indiana - 2.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.93% 5/7/24, VRDN (b)	10,700	10,700
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.89% 5/7/24, LOC Mizuho Bank Ltd., VRDN (b)	9,520	9,520
Series 2005, 3.9% 5/7/24, LOC Rabobank Nederland New York Branch, VRDN (b)	15,000	15,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 3.75% 5/7/24, LOC Barclays Bank PLC, VRDN (b)	6,375	6,375
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 3.7% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,105	13,105
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 3.75% 5/7/24, VRDN (b)	26,500	26,500
TOTAL INDIANA		81,200
Iowa - 1.9%
Council Bluffs Poll. Cont. Series 1995, 4% 5/7/24, VRDN (b)	3,400	3,400
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 3.8% 5/7/24, VRDN (b)	1,700	1,700
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 3.8% 5/7/24, VRDN (b)	19,700	19,700
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(ADM Proj.) Series 2011, 3.85% 5/7/24, VRDN (b)	7,500	7,500
(Archer-Daniels-Midland Co. Proj.) Series 2012, 3.93% 5/7/24, VRDN (b)	20,280	20,280
Iowa Fin. Auth. Rev. Series 2018 C, 3.85% 5/7/24, LOC JPMorgan Chase Bank, VRDN (b)	13,380	13,380
TOTAL IOWA		65,960
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.07% 5/7/24, VRDN (b)	6,400	6,400
Series 2007 B, 4.07% 5/7/24, VRDN (b)	3,500	3,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 4.05% 5/7/24, VRDN (b)	700	700
Series 1994, 4.05% 5/7/24, VRDN (b)	11,500	11,500
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 4.05% 5/7/24, VRDN (b)	500	500
(Western Resources, Inc. Proj.) Series 1994, 4.05% 5/7/24, VRDN (b)	7,100	7,100
TOTAL KANSAS		29,700
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 3.8% 5/7/24, LOC TD Banknorth, NA, VRDN (b)	185	185
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B3, 3.75% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,350	5,350
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4% 5/7/24, VRDN (b)	10,220	10,220
Series 2010 B1, 4.05% 5/7/24, VRDN (b)	8,500	8,500
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 3.83% 5/7/24, LOC Freddie Mac, VRDN (b)	2,075	2,075
TOTAL LOUISIANA		26,145
Massachusetts - 0.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 3.77% 5/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,700	3,700
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,600	8,600
Michigan State Hsg. Dev. Auth. Series 2022 B, 3.8% 5/7/24, LOC Bank of America NA, VRDN (b)	17,170	17,170
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.81% 5/7/24, LOC Bank of Nova Scotia, VRDN (b)	6,000	6,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.79% 5/7/24, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	6,160	6,160
TOTAL MICHIGAN		37,930
Minnesota - 1.1%
Hennepin County Gen. Oblig. Series 2018 B, 3.75% 5/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	20,530	20,530
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.8% 5/7/24, LOC JPMorgan Chase Bank, VRDN (b)	17,395	17,395
TOTAL MINNESOTA		37,925
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 3.75% 5/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	9,770	9,770
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 D 2B, 3.8% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	33,700	33,700
Series 2008 D3, 3.87% 5/7/24, VRDN (b)	10,935	10,935
TOTAL NEVADA		44,635
New York - 4.5%
New York City Gen. Oblig.:
Series 2006 E4, 3.77% 5/7/24, LOC Bank of America NA, VRDN (b)	6,900	6,900
Series 2010 G4, 3.75% 5/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	6,000	6,000
Series 2017 A, 3.8% 5/7/24 (Liquidity Facility Citibank NA), VRDN (b)	19,865	19,865
Series D5, 3.78% 5/7/24, LOC PNC Bank NA, VRDN (b)	9,875	9,875
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 3.79% 5/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	41,000	41,000
Series 2015 BB3, 3.77% 5/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	15,000	15,000
Series 2016 AA2, 3.78% 5/7/24 (Liquidity Facility PNC Bank NA), VRDN (b)	17,800	17,800
Series 2016 CC, 3.8% 5/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	8,200	8,200
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.8% 5/7/24, LOC TD Banknorth, NA, VRDN (b)	9,055	9,055
Series 2010 A, 3.78% 5/7/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,100	3,100
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 3.75% 5/7/24, LOC Barclays Bank PLC, VRDN (b)	14,230	14,230
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 3.75% 5/7/24, LOC Mizuho Bank Ltd., VRDN (b)	2,000	2,000
TOTAL NEW YORK		153,025
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.82% 5/30/24, VRDN (b)(c)(d)	3,000	3,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.86% 5/7/24, LOC Cr. Industriel et Commercial, VRDN (b)	5,750	5,750
Ohio - 4.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.81% 5/7/24, LOC Northern Trust Co., VRDN (b)	9,120	9,120
Franklin County Hosp. Facilities Rev.:
Series 2009 A, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	10,400	10,400
Series 2009 B, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	24,005	24,005
Series 2011 C, 3.75% 5/7/24, VRDN (b)	2,700	2,700
Series 2011 D, 3.75% 5/7/24, VRDN (b)	9,800	9,800
Series 2018 D, 3.67% 5/7/24, VRDN (b)	8,825	8,825
Hamilton County Hosp. Facilities Rev.:
Series 2018 AA, 3.76% 5/7/24, VRDN (b)	11,830	11,830
Series 2018 Z, 3.75% 5/7/24, VRDN (b)	10,500	10,500
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.85% 5/7/24, VRDN (b)	6,300	6,300
Ohio Higher Edl. Facility Commission Rev. Series 2013 B1, 3.75% 5/7/24, VRDN (b)	8,600	8,600
Ohio Hosp. Facilities Rev. Series 2019 D1, 3.75% 5/7/24, VRDN (b)	2,550	2,550
Ohio Hosp. Rev. Series 2021 D, 3.75% 5/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,100	7,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series E, 3.8% 5/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,495	5,495
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 3.75% 5/7/24, VRDN (b)	7,915	7,915
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II) Series 2023 D1, 3.66% 5/7/24, VRDN (b)	21,195	21,195
TOTAL OHIO		146,335
Pennsylvania - 1.8%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2022 E, 3.8% 5/7/24, LOC TD Banknorth, NA, VRDN (b)	13,675	13,675
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 3.83% 5/7/24, LOC PNC Bank NA, VRDN (b)	4,570	4,570
(Willow Valley Retirement Proj.) Series 2009 B, 3.83% 5/7/24, LOC PNC Bank NA, VRDN (b)	3,210	3,210
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.81% 5/7/24, LOC Bank of America NA, VRDN (b)	23,700	23,700
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 3.75% 5/7/24, LOC Bank of America NA, VRDN (b)	12,740	12,740
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.8% 5/7/24, LOC Fannie Mae, VRDN (b)	1,700	1,700
TOTAL PENNSYLVANIA		59,595
Texas - 9.3%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 3.9% 5/7/24, VRDN (b)	2,010	2,010
Series 2016 C, 3.9% 5/7/24, VRDN (b)	5,200	5,200
Series 2016 D, 3.9% 5/7/24, VRDN (b)	8,595	8,595
Series 2019 F, 3.9% 5/7/24, VRDN (b)	8,625	8,625
Houston Util. Sys. Rev.:
Series 2004 B2, 3.75% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,850	3,850
Series 2004 B4, 3.75% 5/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,500	9,500
Series 2004 B5, 3.75% 5/7/24 (Liquidity Facility UBS AG), VRDN (b)	18,010	18,010
Series 2012 A, 3.75% 5/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	17,600	17,600
Port Arthur Navigation District Exempt Facilities:
(Total Petroleum Proj.) Series 2010, 3.82% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	5,200	5,200
(Var-Total Petrochemicals Proj.) Series 2009, 3.83% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.82% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	30,400	30,400
Series 2012, 4.05% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	40,200	40,200
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.83% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.83% 5/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	11,700	11,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 3.8% 5/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,920	15,920
Series 2008 C3, 3.8% 5/7/24, LOC TD Banknorth, NA, VRDN (b)	17,530	17,530
Series 2008 C4, 3.8% 5/7/24, LOC TD Banknorth, NA, VRDN (b)	3,200	3,200
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 3.95% 5/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	18,500	18,500
Series 2011 A, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,210	11,210
Series 2011 B, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,235	12,235
Series 2012 B, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,620	5,620
Series 2013 A, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000	3,000
Series 2013 B, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,155	17,155
Series 2014 A, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,745	9,745
Series 2015 A, 3.9% 5/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,280	4,280
Series 2019, 3.75% 5/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	29,220	29,220
TOTAL TEXAS		315,705
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.4% 5/7/24, VRDN (b)	10,900	10,900
Virginia - 2.0%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 3.75% 5/7/24, VRDN (b)	2,300	2,300
Series 2016 C, 3.75% 5/7/24, VRDN (b)	7,145	7,145
Harrisonburg Econ. Dev. A Series 2023, 3.7% 5/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,600	9,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Series 2016 B, 3.8% 5/7/24, VRDN (b)	6,500	6,500
Series 2016, 3.75% 5/7/24, VRDN (b)	10,100	10,100
Roanoke Econ. Dev. Authority. Series 2020 C, 3.85% 5/7/24, LOC Wells Fargo Bank NA, VRDN (b)	11,975	11,975
Virginia Small Bus. Fin. Auth. Hosp. Rev.:
Series 2008 A, 3.85% 5/7/24, LOC PNC Bank NA, VRDN (b)	13,750	13,750
Series 2008 B, 3.85% 5/7/24, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
TOTAL VIRGINIA		66,370
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.92% 5/7/24, LOC Bank of America NA, VRDN (b)	5,900	5,900
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Reserve at Renton Apts. Proj.) Series 2014, 4.38% 5/7/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(Urban Ctr. Apts. Proj.) Series 2012, 3.93% 5/7/24, LOC Freddie Mac, VRDN (b)	1,510	1,510
TOTAL WASHINGTON		14,410
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 3.8% 5/7/24, LOC JPMorgan Chase Bank, VRDN (b)	6,315	6,315
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,465,995)		1,465,995

Tender Option Bond - 26.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XF 31 04, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,580	5,580
Jefferson County Swr. Rev. Participating VRDN Series XL 05 31, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,880	1,880
TOTAL ALABAMA		7,460
Arizona - 0.5%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.89% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	445	445
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,980	7,980
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,500	6,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,015	2,015
TOTAL ARIZONA		16,940
California - 0.5%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 3.8% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	600	600
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 4.02% 6/4/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100	2,100
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,317	1,317
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series XX 12 68, 3.79% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,795	2,795
Univ. of California Revs. Participating VRDN Series ZF 31 64, 3.79% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,000	11,000
TOTAL CALIFORNIA		17,812
Colorado - 0.6%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.8% 5/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2023, 4.07% 6/4/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,300	5,300
Series XF 30 40, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,600	2,600
Series XG 02 51, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	390	390
Series XM 08 29, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,195	2,195
Series XM 11 24, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,345	2,345
Denver City & County School District # 1 Participating VRDN Series ZL 05 11, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,915	2,915
TOTAL COLORADO		18,650
Connecticut - 2.1%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	18,045	18,045
Series Floaters 016, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	38,200	38,200
Series Floaters YX 10 95, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,925	4,925
Series XM 10 35, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,305	5,305
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series 2022 YX 12 55, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,020	6,020
TOTAL CONNECTICUT		72,495
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,355	1,355
Series XF 08 53, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,210	1,210
Series XG 02 67, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,045	1,045
TOTAL DISTRICT OF COLUMBIA		3,610
Florida - 2.0%
Brevard County Health Facilities Auth. Rev. Participating VRDN Series XL 02 53, 3.82% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,630	2,630
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.87% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,375	5,375
Series ZL 05 32, 3.79% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,175	3,175
Broward County School District Participating VRDN Series XM 09 96, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,000	16,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300	2,300
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.88% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	600	600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,270	4,270
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,825	7,825
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,710	1,710
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,050	1,050
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,400	4,400
Miami-Dade County School District Participating VRDN Series XL 05 44, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,800	2,800
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XM 11 22, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,100	6,100
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,250	5,250
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,125	1,125
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.84% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,900	2,900
TOTAL FLORIDA		67,510
Georgia - 1.8%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 3.8% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,030	2,030
Series XX 12 80, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,900	5,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,700	14,700
Series Floaters E 107, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,700	4,700
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.87% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	625	625
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 15 54, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,140	7,140
Series XF 31 06, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,375	3,375
Series XF 31 83, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,310	4,310
Series XG 04 70, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,800	1,800
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,285	3,285
Series XF 16 01, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,200	2,200
Series XF 16 86, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000	5,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,110	2,110
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,000	5,000
TOTAL GEORGIA		62,175
Illinois - 4.5%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,300	9,300
Series 2022 XF 30 45, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,050	3,050
Series Floaters XL 01 05, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	14,515	14,515
Series XX 12 64, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,400	3,400
Series XX 12 65, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,660	2,660
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	625	625
Chicago Transit Auth. Participating VRDN:
Series XG 04 87, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,400	4,400
Series XL 01 45, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,825	1,825
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,695	2,695
Series BAML 50 45, 3.85% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	14,700	14,700
Series BAML 50 47, 3.85% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	17,800	17,800
Series XF 30 36, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series XX 12 51, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,695	5,695
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 3.87% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,720	5,720
Series Floaters 017, 4.07% 6/4/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,200	8,200
Series XF 07 11, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,550	13,550
Series XF 15 40, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,715	5,715
Series XF 10 10, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,900	2,900
Series XL 02 60, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,455	1,455
Series XM 07 59, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	820	820
Series XM 10 48, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,000	5,000
Series XM 10 49, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300	1,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series ZL 03 30, 3.83% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,975	1,975
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.89% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	900	900
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	16,000	16,000
TOTAL ILLINOIS		150,700
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Iowa - 0.3%
Iowa Fin. Auth. Rev. Participating VRDN Series BC 240 03, 4.02% 6/4/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,990	5,990
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 04 88, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
TOTAL IOWA		9,990
Kansas - 0.1%
K-State Athletics, Inc. Participating VRDN Series XF 15 10, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,575	1,575
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200	2,200
TOTAL KANSAS		3,775
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.87% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,700	2,700
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 23, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300	300
Series XF 31 81, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,175	2,175
Kentucky, Inc. Pub. Energy Participating VRDN Series XG 05 56, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,105	3,105
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series ZF 31 89, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,500	2,500
TOTAL KENTUCKY		10,780
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 31 52, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,815	2,815
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.81% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,650	2,650
TOTAL MARYLAND		5,465
Michigan - 0.5%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.87% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	365	365
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 16 67, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,300	2,300
Series XG 04 33, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,485	4,485
Series ZF 30 32, 3.8% 5/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	2,600	2,600
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 2022 ZF 14 01, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,250	1,250
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series XF 15 81, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,600	2,600
Series XF 32 21, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,960	1,960
TOTAL MICHIGAN		15,560
Minnesota - 0.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,685	6,685
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,110	1,110
TOTAL MINNESOTA		7,795
Mississippi - 0.1%
Warren County Ctfs. Prtn. Participating VRDN Series XG 05 46, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,395	4,395
Missouri - 0.8%
Kansas City Spl. Oblig. Participating VRDN Series XG 03 61, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,700	1,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,600	14,600
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 3.97%, tender 6/3/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,100	1,100
Participating VRDN:
Series Floaters 14, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,600	2,600
Series Floaters C17, 3.91% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,360	4,360
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,400	2,400
TOTAL MISSOURI		26,760
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	215	215
Nevada - 0.0%
Clark County School District Participating VRDN Series XF 14 73, 3.89% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,025	1,025
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,900	5,900
Series Floaters XL 00 52, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,500	2,500
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series 2022 YX 12 46, 3.83% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,240	1,240
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,000	7,000
Series XX 13 29, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,250	4,250
Series YX 12 68, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,495	2,495
TOTAL NEW JERSEY		23,385
New York - 2.1%
New York City Gen. Oblig. Participating VRDN Series Floaters E87, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,295	3,295
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,000	10,000
Series XF 13 25, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Series XF 13 36, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,600	2,600
Series XL 03 85, 3.79% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,370	1,370
Series ZL 04 73, 3.79% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,855	4,855
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 68, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,700	16,700
Series XF 28 78, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,400	1,400
Series XF 30 00, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	13,130	13,130
Series XG 02 90, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,400	7,400
Triborough Bridge & Tunnel Auth. Participating VRDN Series XF 13 32, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,110	1,110
TOTAL NEW YORK		69,460
North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XF 16 03, 3.8% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,925	2,925
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,451	1,451
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,585	7,585
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,960	4,960
TOTAL NORTH CAROLINA		16,921
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XF 16 02, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,055	5,055
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,380	5,380
Series Floaters XF 25 16, 3.86% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,100	1,100
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.87% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	600	600
Elyria City School District Participating VRDN Series Floaters G 107, 3.77% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,985	4,985
Green Local School District Summit Participating VRDN Series 2022 XL 03 31, 3.89% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,750	3,750
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	15,400	15,400
Series XX 12 48, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,365	1,365
Ohio Hosp. Rev. Participating VRDN Series C18, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400	1,400
Ohio State Univ. Gen. Receipts Participating VRDN Series XL 03 21, 3.81% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,100	2,100
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000	5,000
TOTAL OHIO		41,080
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,540	7,540
Oregon - 0.2%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,340	1,340
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,480	4,480
TOTAL OREGON		5,820
Pennsylvania - 0.9%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,000	3,000
Central Bradford Progress Auth. Rev. Participating VRDN Series XF 13 46, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,675	1,675
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series XG 05 66, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,060	2,060
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.85% 6/4/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,530	4,530
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 28, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,055	4,055
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Participating VRDN Series XL 05 39, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,450	3,450
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.8% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	460	460
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	830	830
Series XX 10 44, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300	300
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,615	3,615
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series XF 30 41, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series XG 04 13, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,265	1,265
Series XM 10 57, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,400	1,400
TOTAL PENNSYLVANIA		30,640
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	800	800
South Carolina - 0.4%
Patriots Energy Group Fing. Agcy. Participating VRDN:
Series XG 05 39, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Series XM 11 43, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series ZF 16 53, 3.82% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,740	2,740
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,015	1,015
Series XL 04 18, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,245	2,245
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500	1,500
TOTAL SOUTH CAROLINA		12,500
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,625	5,625
Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,300	7,300
Series Floaters XG 01 94, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,100	3,100
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. Participating VRDN Series XG 05 48, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,400	2,400
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,645	14,645
TOTAL TENNESSEE		27,445
Texas - 2.7%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,400	3,400
Austin Elec. Util. Sys. Rev. Participating VRDN Series XF 31 13, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000	8,000
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.97%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	1,100	1,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series XF 32 03, 3.92% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,000	1,000
Series XL 03 23, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,960	2,960
Lamar Consolidated Independent School District Participating VRDN:
Series XF 31 31, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,200	3,200
Series XF 31 63, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,245	5,245
Leander Independent School District Participating VRDN Series 2022 XF 30 37, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,160	12,160
Lower Colorado River Auth. Rev. Participating VRDN Series XM 11 05, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,265	6,265
New Caney Independent School District Participating VRDN Series XF 15 82, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
North Ft. Bend Wtr. Auth. Participating VRDN Series ZF 30 86, 3.8% 5/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	7,975	7,975
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 31 36, 3.8% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,420	4,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	300	300
Series XG 04 21, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	760	760
Texas Gen. Oblig. Participating VRDN Series MS 3390, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 3.92%, tender 7/11/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	1,500	1,500
Participating VRDN:
Series 2022 XM 1066, 3.79% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,685	4,685
Series Floaters XF 27 30, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,400	4,400
Series XM 10 50, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,625	3,625
Series ZL 04 84, 3.79% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series XL 05 00, 3.8% 5/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	4,340	4,340
Ysleta Tex Independent School District Participating VRDN Series XF 13 95, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,335	4,335
TOTAL TEXAS		91,900
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,440	2,440
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,800	3,800
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,384	3,384
Norfolk Econ. Dev. Health Care Facilities Participating VRDN:
Series 2022 C19, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Series 2022 C20, 3.81% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	500	500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.87% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	10,800	10,800
TOTAL VIRGINIA		20,984
Washington - 0.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series G 123, 3.97%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	800	800
Participating VRDN Series XM 11 01, 3.78% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,495	1,495
CommonSpirit Health Participating VRDN Series XF 1017, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Multicare Health Sys. Participating VRDN Series E 153, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,475	7,475
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series XF 15 86, 3.8% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,340	3,340
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,600	7,600
Series XG 02 87, 3.81% 5/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,090	2,090
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 3.82% 5/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	300	300
Series XF 15 14, 3.81% 5/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	6,010	6,010
TOTAL WASHINGTON		30,310
Wisconsin - 0.2%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 3.8% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,530	1,530
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 3.8% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,320	2,320
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 05 53, 3.8% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,450	1,450
TOTAL WISCONSIN		5,300
TOTAL TENDER OPTION BOND (Cost $902,817)		902,817

Other Municipal Security - 24.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.0%
Birmingham Wtrwks. Board Bonds Series 2015 B, 5% 1/1/25 (Pre-Refunded to 1/1/25 @ 100)	510	515
Alaska - 0.0%
Anchorage Gen. Oblig. Bonds Series 2014 B, 5% 9/1/24	500	502
California - 2.3%
California Gen. Oblig.:
Bonds Series 2015, 5% 8/1/24	700	702
Series 2024 A2, 3.55% 6/12/24, LOC Royal Bank of Canada, CP	11,495	11,495
Univ. of California Revs. Series 2024:
3.5% 8/5/24, CP	13,800	13,800
3.53% 7/25/24, CP	11,000	11,000
3.65% 7/25/24, CP	6,200	6,200
3.65% 7/25/24, CP	6,200	6,200
3.85% 8/5/24, CP	5,200	5,200
3.85% 8/6/24, CP	9,400	9,400
3.85% 11/14/24, CP	11,400	11,400
3.9% 6/6/24, CP	3,100	3,100
TOTAL CALIFORNIA		78,497
Colorado - 0.1%
Colorado Ed. Ln. Prog. TRAN:
Series 2023 A, 5% 6/28/24	1,735	1,738
Series 2023 B, 4.5% 6/28/24	915	916
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2022 A, 5% 5/15/24	400	400
TOTAL COLORADO		3,054
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2021 D, 5% 7/15/24	600	601
Series 2022 D, 5% 9/15/24	400	402
Danbury Gen. Oblig. BAN Series 2024, 5% 9/24/24 (g)	9,500	9,551
Ledyard Gen. Oblig. BAN Series 2024, 4.5% 8/13/24 (h)	2,100	2,104
New London BAN Series 2024, 4.5% 3/13/25	3,248	3,274
TOTAL CONNECTICUT		15,932
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Bonds Series 2019 C, 5% 10/1/24	200	201
Florida - 1.6%
Broward County School District TAN Series 2023, 5% 6/28/24	705	706
Florida Local Govt. Fin. Cmnty. Series 2024 A1, 3.8% 6/4/24, LOC JPMorgan Chase Bank, CP	5,465	5,465
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 5/1/24	1,600	1,600
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	4,335	4,340
Orlando Fla Contract Tourist D Bonds Series 2014 A, 5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	600	600
Pinellas County School District TAN Series 2023, 5% 6/28/24	1,090	1,092
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.07%, tender 11/26/24 (b)(d)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.02%, tender 11/26/24 (b)(d)	17,300	17,300
South Miami Health Facilities Auth. Hosp. Rev. Bonds (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/24	960	963
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.07%, tender 11/26/24 (b)(d)	16,400	16,400
TOTAL FLORIDA		52,766
Georgia - 0.2%
Cobb County School District TAN Series 2024, 4% 12/16/24	615	615
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,720	1,721
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B, 3.45% 6/5/24, LOC TD Banknorth, NA, CP	4,200	4,200
TOTAL GEORGIA		6,536
Idaho - 0.2%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 3.7%, tender 8/1/24 (b)	5,000	5,000
Illinois - 1.2%
Cook County Gen. Oblig. Bonds Series 2022 A, 5% 11/15/24	1,325	1,335
Cook County Sales Tax Rev. Bonds Series 2022 A, 5% 11/15/24	920	926
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.1%, tender 11/26/24 (b)(d)	10,510	10,510
Series 2014:
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	500	502
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	700	703
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,030	1,034
Illinois Gen. Oblig. Bonds:
Series 2014, 5% 5/1/24	100	100
Series 2016:
5% 6/1/24	2,400	2,402
5% 2/1/25	100	101
Series 2017 D, 5% 11/1/24	7,465	7,505
Series 2018 A:
5% 10/1/24	855	860
6% 5/1/25	500	511
Series 2018 B, 5% 10/1/24	200	201
Series 2019 A, 5% 11/1/24	400	402
Series 2020 D, 5% 10/1/24	1,460	1,467
Series 2021 A, 5% 3/1/25	170	172
Series 2022 A, 5% 3/1/25	935	945
Series 2023 C, 5% 5/1/24	2,000	2,000
Series 2023 D, 5% 7/1/24	110	110
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (b)	8,300	8,300
Illinois Reg'l. Trans. Auth. Bonds Series 2017 A, 5% 7/1/24	890	892
TOTAL ILLINOIS		40,978
Kansas - 0.3%
City of Lawrence Kansas Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/25	8,100	8,183
Wichita Gen. Oblig. BAN Series 2023, 5% 10/15/24	1,055	1,060
TOTAL KANSAS		9,243
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2015, 5% 8/1/24	210	211
Series 2016 B, 5% 11/1/24	650	653
Series 2020 A, 5% 11/1/24	250	252
Series B, 5% 8/1/24	1,465	1,468
TOTAL KENTUCKY		2,584
Maryland - 0.1%
Maryland Gen. Oblig. Bonds:
Series 2014 C, 5% 8/1/24	820	822
Series 2017 B, 5% 8/1/24	1,475	1,480
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2014:
5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	2,300	2,304
5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	375	376
TOTAL MARYLAND		4,982
Massachusetts - 0.5%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24	3,700	3,719
Chicopee Gen. Oblig. BAN Series 2023, 5% 6/13/24	3,930	3,936
East Longmeadow Gen. Oblig. BAN Series 2024, 5% 1/30/25	3,400	3,437
Westford Gen. Oblig. BAN Series 2024, 4.75% 5/1/25 (h)	4,900	4,959
TOTAL MASSACHUSETTS		16,051
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.02%, tender 11/26/24 (b)(d)	8,580	8,580
Michigan Bldg. Auth. Rev. Series 2024, 3.8% 6/13/24, LOC JPMorgan Chase Bank, CP	24,400	24,400
Michigan Fin. Auth. Rev. Bonds:
Series 2013 M1, 3.75%, tender 6/3/24 (b)	2,900	2,900
Series 2015 A:
5% 5/15/24	300	300
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,470	1,474
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	700	702
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,525	1,530
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/24	845	851
Series 2010 F3, 4%, tender 7/1/24 (b)	250	250
TOTAL MICHIGAN		40,987
Minnesota - 0.0%
Minneapolis Gen. Oblig. Bonds Series 2018, 5% 12/1/24	410	413
Minnesota Gen. Oblig. Bonds:
Series 2019 A, 5% 8/1/24	690	692
Series 2023 D, 5% 8/1/24	210	211
TOTAL MINNESOTA		1,316
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev. Series 2024 A:
3.57% 6/4/24, CP	2,150	2,150
3.6% 7/3/24, CP	5,750	5,750
3.7% 6/26/24, CP	3,100	3,100
3.7% 8/2/24, CP	2,900	2,900
TOTAL NEBRASKA		13,900
Nevada - 0.0%
Clark County School District Bonds Series 2016 A, 5% 6/15/24	845	846
New Jersey - 1.6%
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed)	7,200	7,206
Berkely Township Bonds Series 2023, 4% 8/15/24	665	665
Branchburg Township BAN:
Series 2023, 5% 10/10/24	2,700	2,713
Series 2024 A, 4.5% 4/24/25	4,100	4,136
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	5,200	5,208
East Brunswick Township Gen. Oblig. BAN Series 2023, 5% 7/17/24	10,630	10,661
Florence Township BAN Series 2023, 5% 5/31/24	3,100	3,104
Freehold Township BAN Series 2023, 5% 10/23/24	7,500	7,535
Ho & Ho Kus BAN Series 2024, 4.75% 5/1/25 (h)	900	907
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	2,100	2,103
New Jersey Econ. Dev. Auth. Bonds Series QQQ, 5% 6/15/24	280	280
New Jersey Econ. Dev. Auth. Rev. Bonds Series PP, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	490	490
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2006 C, 0% 12/15/24	1,130	1,104
Series 2013 A, 5% 6/15/24	1,100	1,101
Series A, 5% 12/15/24	1,400	1,412
Springfield Township Gen. Oblig. BAN Series 2024, 4.75% 5/1/25 (h)	1,700	1,714
Tenafly BAN Series 2023, 4.25% 5/24/24	3,194	3,196
TOTAL NEW JERSEY		53,535
New York - 2.1%
Broome County Gen. Oblig. BAN Series 2024, 4.5% 4/25/25	16,400	16,527
Commack Union Free School District TAN Series 2023, 5% 6/26/24	3,800	3,805
Half Hollow Hills Central School District of Huntington & Babylon TAN Series 2023, 4.5% 6/25/24	12,400	12,410
Horseheads Central School District BAN Series 2023, 4.75% 6/21/24	5,200	5,208
Lancaster Central School District BAN Series 2023, 5% 6/7/24	5,900	5,907
New York Pwr. Auth. Series 2024 1, 3.7% 5/9/24, CP	3,100	3,100
Queensbury Union Free School District BAN Series 2023, 5% 5/31/24	4,583	4,588
Saratoga County Gen. Oblig. BAN Series 2023, 5% 9/20/24	11,200	11,255
Three Village Central School District TAN Series 2023, 4.5% 6/24/24	1,900	1,900
Webster Town BAN Series 2023, 5% 8/28/24	4,900	4,920
TOTAL NEW YORK		69,620
North Carolina - 0.0%
North Carolina Ltd. Oblig. Bonds Series 2021 A, 5% 5/1/24	580	580
Ohio - 0.6%
Allen County Hosp. Facilities Rev. Bonds Series 2017 A, 5% 8/1/24	445	446
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2023, 4.5% 6/21/24 (Ohio Gen. Oblig. Guaranteed)	1,000	1,001
Bowling Green City School District BAN Series 2023, 4.75% 6/3/24	1,400	1,401
Dublin City School District BAN Series 2023, 5% 12/18/24	1,100	1,109
Franklin County Rev. Bonds Series 2013 OH, 3.7%, tender 8/1/24 (b)	7,600	7,600
Hamilton Gen. Oblig. BAN Series 2023, 4.5% 12/19/24 (Ohio Gen. Oblig. Guaranteed)	1,505	1,513
Ohio Cap. Facilities Lease Bonds (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	500	503
Ohio Gen. Oblig. Bonds:
Series 2011 A, 5% 8/1/24	750	753
Series 2022 X, 5% 5/1/24	570	570
Springfield Gen. Oblig. BAN Series 2024, 4.125% 3/27/25 (Ohio Gen. Oblig. Guaranteed)	1,100	1,106
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	1,000	1,001
Yellow Springs Exempted Village School District BAN Series 2023, 5% 6/12/24 (Ohio Gen. Oblig. Guaranteed)	2,200	2,203
TOTAL OHIO		19,206
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Series 2024 A, 3.7% 5/15/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,500	11,500
Oregon - 0.1%
Multnomah County Hosp. Facilities Auth. Rev. Bonds (Mirabella at South Waterfront Proj.) Series 2014 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	2,300	2,317
Salem Hosp. Facility Auth. Rev. Bonds (Salem Health Projs.) Series 2019 A, 5% 5/15/24	400	400
TOTAL OREGON		2,717
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds:
Series 2020, 5% 5/1/25	2,750	2,790
Series 2021, 5% 5/15/25	2,500	2,538
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 C, 5% 8/15/24	800	802
Philadelphia Wtr. Series 2024 C, 3.9% 6/5/24, LOC The Toronto-Dominion Bank, CP	1,000	1,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series 2015 A:
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	1,800	1,803
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	1,475	1,478
TOTAL PENNSYLVANIA		10,411
South Carolina - 0.6%
Anderson County School District No. 004 BAN Series 2024, 4% 3/27/25	13,400	13,461
Charleston County School District BAN:
(Sales Tax Projs. - Phase V) Series 2023 B, 5% 5/9/24	1,930	1,930
Series 2024 A, 4.5% 11/14/24 (h)	6,200	6,227
TOTAL SOUTH CAROLINA		21,618
Tennessee - 0.4%
Memphis Gen. Oblig. Series 2024 A, 3.5% 6/4/24 (Liquidity Facility TD Banknorth, NA), CP	7,400	7,400
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2024 A, 4% 5/16/24, LOC TD Banknorth, NA, CP	7,200	7,200
TOTAL TENNESSEE		14,600
Texas - 8.6%
Austin Elec. Util. Sys. Rev. Series 2024 A:
3.59% 6/17/24 (Liquidity Facility JPMorgan Chase Bank), CP	7,800	7,800
3.7% 6/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	14,800	14,800
3.7% 6/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,000	3,000
3.7% 6/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	5,400	5,400
3.7% 6/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
3.85% 6/18/24 (Liquidity Facility JPMorgan Chase Bank), CP	4,800	4,800
Cypress-Fairbanks Independent School District Bonds Series 2020 A, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	500	505
Dallas Gen. Oblig. Bonds Series 2024 B:
5% 2/15/25	4,600	4,654
5% 2/15/25	6,400	6,478
Dallas Independent School District Bonds:
Series 2014 A:
5% 8/15/24 (Pre-Refunded to 8/15/24 @ 100)	410	411
5% 8/15/24 (Pre-Refunded to 8/15/24 @ 100)	210	211
Series 2023, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	650	657
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2015 A, 5% 10/1/24	1,290	1,296
Deer Park Independent School District Bonds Series 2022, 5% 8/15/24 (Permanent School Fund of Texas Guaranteed)	640	642
Denton Independent School District Bonds Series 2014, 5% 8/15/24 (Pre-Refunded to 8/15/24 @ 100)	400	401
Fort Bend Independent School District:
Bonds Series 2014, 5% 8/15/24 (Permanent School Fund of Texas Guaranteed)	1,405	1,410
Series 2024:
3.8% 6/28/24 (Liquidity Facility JPMorgan Chase Bank), CP	10,800	10,800
3.9% 6/28/24 (Liquidity Facility JPMorgan Chase Bank), CP	13,000	13,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2014 A, 5% 12/1/24	1,070	1,078
Series 2024 B1, 3.52% tender 6/3/24, CP mode	9,300	9,300
Series 2024 B2, 3.9% tender 6/18/24, CP mode	8,025	8,025
Harris County Gen. Oblig.:
Bonds Series 2007 C, 5.25% 8/15/24	270	271
Series 2024 A1, 3.8% 8/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,780	1,780
Series 2024 D:
3.7% 6/11/24 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
3.75% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
3.8% 8/7/24 (Liquidity Facility JPMorgan Chase Bank), CP	1,960	1,960
Series 2024 D2:
3.55% 6/4/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,500	2,500
3.65% 5/3/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,200	1,200
3.8% 8/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,180	3,180
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024 A, 3.65% 5/24/24, CP	3,000	3,000
Katy Independent School District Bonds Series 2015 A, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	645	652
Klein Independent School District Bonds Series 2015 A, 5% 8/1/24 (Permanent School Fund of Texas Guaranteed)	1,090	1,093
Leander Independent School District Bonds Series 2014 C, 0% 8/15/24 (Pre-Refunded to 8/15/24 @ 32.395)	2,665	877
Lower Colorado River Auth. Rev. Series 2024 B, 3.82% 6/20/24, LOC State Street Bank & Trust Co., Boston, CP	5,900	5,900
Red Riv Health Facilities Dev. Corp. T Bonds (MRC the Crossings Proj.) Series 2014 A, 8% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,355	1,385
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.1%, tender 11/26/24 (b)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.1%, tender 11/26/24 (b)(d)	11,600	11,600
Texas A&M Univ. Rev. Series 2024 B:
3.6% 6/3/24, CP	5,100	5,100
3.6% 6/5/24, CP	7,103	7,103
Texas Gen. Oblig. Bonds Series 2014 A, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	500	503
Texas Pub. Fin. Auth. Rev. Series 2024 B, 3.65% 5/8/24 (Liquidity Facility Texas Gen. Oblig.), CP	15,400	15,400
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2017 C, 5% 8/15/24	590	592
Series 2024 A:
3.45% 9/19/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.45% 9/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
3.45% 10/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
3.48% 10/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.48% 10/18/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,500	3,500
3.5% 8/13/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.52% 7/16/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.52% 7/17/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,600	4,600
3.52% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,100	7,100
3.53% 7/2/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.53% 7/10/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.55% 6/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.55% 6/21/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.55% 8/2/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
3.55% 8/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,100	3,100
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.55% 8/15/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
3.58% 5/28/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.6% 11/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.62% 11/19/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.85% 9/4/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
3.85% 9/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,100	2,100
Univ. of Texas Permanent Univ. Fund Rev. Series 2024 A:
3.5% 6/25/24, CP	2,800	2,800
3.53% 5/15/24, CP	7,000	7,000
3.6% 5/21/24, CP	4,100	4,100
TOTAL TEXAS		291,464
Utah - 0.0%
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	535	536
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2015 A, 5% 8/1/24	100	100
Washington - 0.3%
King County Gen. Oblig. Series 2024 A, 3.55% 5/10/24, CP	7,000	7,000
Washington Ctfs. of Prtn. Bonds Series 2020 B, 5% 7/1/24	1,555	1,558
Washington Gen. Oblig. Bonds:
Series 2018 A, 5% 8/1/24	505	506
Series 2020 RD, 5% 7/1/24	500	501
TOTAL WASHINGTON		9,565
Wisconsin - 0.9%
Madison Metropolitan School District TRAN Series 2023, 5% 9/3/24	6,300	6,325
Wisconsin Clean Wtr. Rev. Bonds Series 2015 1, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	1,100	1,101
Wisconsin Gen. Oblig.:
Bonds:
Series 2015 C, 5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	350	350
Series 2017 A, 5% 5/1/24	1,840	1,840
Series 2021 A, 5% 5/1/24	1,500	1,500
Series 2024:
3.7% 11/12/24, CP	6,667	6,667
3.8% 12/2/24, CP	7,200	7,200
3.8% 12/10/24, CP	4,000	4,000
Wisconsin Health & Edl. Facilities Bonds Series 2018 B, 5%, tender 1/29/25 (b)	1,545	1,560
TOTAL WISCONSIN		30,543
TOTAL OTHER MUNICIPAL SECURITY (Cost $829,885)		829,885

Investment Company - 2.6%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 3.54% (i)(j) (Cost $89,476)	89,454	89,476

TOTAL INVESTMENT IN SECURITIES - 97.1% (Cost $3,288,173)	3,288,173
NET OTHER ASSETS (LIABILITIES) - 2.9%	96,527
NET ASSETS - 100.0%	3,384,700

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,551,000 or 0.3% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.97%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	11/01/23	800

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.97%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada)	3/01/24	1,100

Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.82% 5/30/24, VRDN	7/31/20	3,000

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.92%, tender 7/11/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	1,500

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.54%	370,364	769,319	1,050,207	4,263	-	-	89,476	8.2%
Total	370,364	769,319	1,050,207	4,263	-	-	89,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Tax-Exempt Money Market Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,198,697)	$3,198,697
Fidelity Central Funds (cost $89,476)	89,476

Total Investment in Securities (cost $3,288,173)		$3,288,173
Cash		1
Receivable for investments sold		87,285
Receivable for fund shares sold		42,037
Interest receivable		22,924
Distributions receivable from Fidelity Central Funds		451
Prepaid expenses		1
Receivable from investment adviser for expense reductions		174
Other receivables		1
Total assets		3,441,047
Liabilities
Payable for investments purchased
Regular delivery	$26,611
Delayed delivery	15,911
Payable for fund shares redeemed	11,256
Distributions payable	1,408
Accrued management fee	689
Distribution and service plan fees payable	30
Other affiliated payables	403
Other payables and accrued expenses	39
Total liabilities		56,347
Net Assets		$3,384,700
Net Assets consist of:
Paid in capital		$3,384,750
Total accumulated earnings (loss)		(50)
Net Assets		$3,384,700

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($35,363 ÷ 35,324 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($74,832 ÷ 74,748 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,116,240 ÷ 1,114,997 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($2,158,265 ÷ 2,155,832 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Interest		$51,977
Income from Fidelity Central Funds		4,259
Total income		56,236
Expenses
Management fee	$3,985
Transfer agent fees	2,206
Distribution and service plan fees	176
Accounting fees and expenses	144
Custodian fees and expenses	16
Independent trustees' fees and expenses	5
Registration fees	140
Audit	20
Legal	2
Miscellaneous	3
Total expenses before reductions	6,697
Expense reductions	(1,017)
Total expenses after reductions		5,680
Net Investment income (loss)		50,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		69
Net increase in net assets resulting from operations		$50,625
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,556	$80,212
Net realized gain (loss)	69	142
Net increase in net assets resulting from operations	50,625	80,354
Distributions to shareholders	(50,537)	(80,206)

Share transactions - net increase (decrease)	273,546	343,469
Total increase (decrease) in net assets	273,634	343,617

Net Assets
Beginning of period	3,111,066	2,767,449
End of period	$3,384,700	$3,111,066

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.022	.003	- B	.002	.007
Net realized and unrealized gain (loss)	- B	- B	- B	.001	.001	- B
Total from investment operations	.013	.022	.003	.001	.003	.007
Distributions from net investment income	(.013)	(.022)	(.003)	- B	(.002)	(.007)
Distributions from net realized gain	-	-	-	(.001)	(.001)	-
Total distributions	(.013)	(.022)	(.003)	(.001)	(.003)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.30%	2.26%	.27%	.07%	.30%	.68%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.97% G,H	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95 % G,H	.95%	.56%	.13%	.63%	.95%
Expenses net of all reductions	.95% G,H	.95%	.56%	.13%	.63%	.95%
Net investment income (loss)	2.59% G,H	2.24%	.28%	.01%	.25%	.68%
Supplemental Data
Net assets, end of period (in millions)	$35	$35	$45	$45	$48	$53

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Fidelity® Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.025	.004	- B	.004	.009
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.014	.025	.004	.001	.004	.009
Distributions from net investment income	(.014)	(.025)	(.004)	- B	(.004)	(.009)
Distributions from net realized gain	-	-	-	(.001)	- B	-
Total distributions	(.014)	(.025)	(.004)	(.001)	(.004)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.43%	2.52%	.36%	.07%	.41%	.94%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.72% G,H	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70 % G,H	.70%	.45%	.13%	.51%	.70%
Expenses net of all reductions	.70% G,H	.70%	.45%	.13%	.51%	.70%
Net investment income (loss)	2.84% G,H	2.49%	.38%	.01%	.36%	.94%
Supplemental Data
Net assets, end of period (in millions)	$75	$61	$44	$53	$62	$70

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Fidelity® Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.028	.005	- B	.005	.012
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.016	.028	.005	.001	.005	.012
Distributions from net investment income	(.016)	(.028)	(.005)	- B	(.005)	(.012)
Distributions from net realized gain	-	-	-	(.001)	- B	-
Total distributions	(.016)	(.028)	(.005)	(.001)	(.005)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.57%	2.81%	.49%	.07%	.53%	1.19%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G,H	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42 % G,H	.42%	.32%	.13%	.39%	.45%
Expenses net of all reductions	.42% G,H	.42%	.32%	.13%	.39%	.45%
Net investment income (loss)	3.12% G,H	2.77%	.51%	.01%	.49%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$1,116	$1,112	$1,202	$1,315	$1,484	$1,827

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Fidelity® Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.029	.006	- B	.006	.013
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.016	.029	.006	.001	.006	.013
Distributions from net investment income	(.016)	(.029)	(.006)	- B	(.006)	(.013)
Distributions from net realized gain	-	-	-	(.001)	(.001)	-
Total distributions	(.016)	(.029)	(.006)	(.001)	(.006) C	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.63%	2.93%	.57%	.07%	.64%	1.31%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.37% H,I	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30 % H,I	.30%	.26%	.13%	.31%	.33%
Expenses net of all reductions	.30% H,I	.30%	.26%	.13%	.31%	.33%
Net investment income (loss)	3.24% H,I	2.89%	.58%	.01%	.56%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$2,158	$1,904	$1,476	$1,165	$1,406	$1,591

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$443

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Treasury Money Market Fund	47,127,292	-	-	-
Fidelity Tax-Exempt Money Market Fund	3,288,173	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Treasury Money Market Fund	-	(245)	(245)
Fidelity Tax-Exempt Money Market Fund	(117)	-	(117)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Funds' financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	4,995	291
Daily Money Class	- %	.25%	3,774	512
Advisor C Class	.75%	.25%	485	149
			9,254	952
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	91	80
Daily Money Class	- %	.25%	85	38
			176	118

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Treasury Money Market Fund
Daily Money Class	1
Advisor C ClassA	9

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$1,998
Daily Money Class	3,019
Advisor C Class	97
Fidelity Treasury Money Market Fund	31,718
$36,832
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$36
Daily Money Class	68
Fidelity Tax-Exempt Money Market Fund	1,120
Premium Class	982
$2,206
During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01
A   Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	58,955	75,173	(28)
Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	194
Daily Money Class	.70%	248
Advisor C Class	1.45%	10
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	5
Daily Money Class	.70%	9
Fidelity Tax-Exempt Money Market Fund	.42%	295
Premium Class	.30%	708

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Treasury Money Market Fund	19	-

Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class		-A
Daily Money Class		-A
A   Amount represents less than five hundred dollars.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$44,076	$70,178
Daily Money Class	70,563	97,889
Advisor C Class	1,904	3,474
Fidelity Treasury Money Market Fund	1,012,679	1,570,509
Total	$ 1,129,222	$ 1,742,050
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$466	$891
Daily Money Class	965	1,123
Fidelity Tax-Exempt Money Market Fund	17,395	31,316
Premium Class	31,711	46,876
Total	$50,537	$80,206

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	7,019,710	12,131,652	$7,019,710	$12,131,652
Reinvestment of distributions	32,645	48,166	32,645	48,166
Shares redeemed	(6,826,174)	(11,822,665)	(6,826,174)	(11,822,665)
Net increase (decrease)	226,181	357,153	$226,181	$357,153
Daily Money Class
Shares sold	5,551,352	9,349,993	$5,551,352	$9,349,993
Reinvestment of distributions	49,965	65,866	49,965	65,866
Shares redeemed	(5,429,960)	(8,387,127)	(5,429,960)	(8,387,127)
Net increase (decrease)	171,357	1,028,732	$171,357	$1,028,732
Advisor C Class
Shares sold	20,303	80,820	$20,303	$80,820
Reinvestment of distributions	1,866	3,413	1,866	3,413
Shares redeemed	(39,550)	(101,716)	(39,550)	(101,716)
Net increase (decrease)	(17,381)	(17,483)	$(17,381)	$(17,483)
Fidelity Treasury Money Market Fund
Shares sold	115,782,148	196,812,913	$115,782,148	$196,812,913
Reinvestment of distributions	736,235	1,092,120	736,235	1,092,120
Shares redeemed	(114,515,684)	(188,211,090)	(114,515,684)	(188,211,090)
Net increase (decrease)	2,002,699	9,693,943	$2,002,699	$9,693,943
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	10,104	8,857	$10,104	$8,857
Reinvestment of distributions	442	854	442	854
Shares redeemed	(9,803)	(20,175)	(9,803)	(20,175)
Net increase (decrease)	743	(10,464)	$743	$(10,464)
Daily Money Class
Shares sold	44,461	65,526	$44,461	$65,526
Reinvestment of distributions	846	941	846	941
Shares redeemed	(31,319)	(49,881)	(31,319)	(49,881)
Net increase (decrease)	13,988	16,586	$13,988	$16,586
Fidelity Tax-Exempt Money Market Fund
Shares sold	319,624	539,348	$319,624	$539,348
Reinvestment of distributions	15,607	28,641	15,607	28,641
Shares redeemed	(330,623)	(658,494)	(330,623)	(658,494)
Net increase (decrease)	4,608	(90,505)	$4,608	$(90,505)
Premium Class
Shares sold	1,483,630	2,631,151	$1,483,630	$2,631,151
Reinvestment of distributions	26,234	38,867	26,234	38,867
Shares redeemed	(1,255,657)	(2,242,166)	(1,255,657)	(2,242,166)
Net increase (decrease)	254,207	427,852	$254,207	$427,852
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,022.30	$ 4.78
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Daily Money Class	.70%
Actual		$ 1,000	$ 1,023.60	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Advisor C Class	1.45%
Actual		$ 1,000	$ 1,019.80	$ 7.28
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.27
Fidelity® Treasury Money Market Fund	.42%
Actual		$ 1,000	$ 1,025.00	$ 2.11
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11
Fidelity® Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,013.00	$ 4.75
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Daily Money Class	.70%
Actual		$ 1,000	$ 1,014.30	$ 3.51
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Fidelity® Tax-Exempt Money Market Fund	.42%
Actual		$ 1,000	$ 1,015.70	$ 2.10
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11
Premium Class	.30%
Actual		$ 1,000	$ 1,016.30	$ 1.50
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

1.703547.126
DMFI-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024